GOLDMAN SACHS TRUST

Goldman Sachs Structured International Equity Funds

Class A, Class B, Class C, Class R, Class IR, Institutional and
Service Shares (as applicable) of the

Goldman Sachs Structured International Equity Fund
Goldman Sachs Structured International Equity Flex Fund
Goldman Sachs Structured International Small Cap Fund
Goldman Sachs Structured Emerging Markets Equity Fund
(collectively, the “Funds”)

Supplement dated December 30, 2009 to the
Prospectuses dated February 27, 2009

The following replaces the ‘‘Quantitative Investment Strategies Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of each of the Prospectuses for the Class A, Class B, Class C and Institutional Shares for the Funds:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured International Equity Structured International Equity Flex Structured International Small Cap Structured Emerging Markets Equity	Since 2009 2009 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured International Equity Structured International Equity Flex Structured International Small Cap Structured Emerging Markets Equity	Since 2009 2009 2009 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Len Ioffe Managing Director	Senior Portfolio Manager— Structured International Equity Structured International Small Cap Structured Emerging Markets Equity	Since 1997 2007 2008	Mr. Ioffe joined the Investment Adviser as an associate in 1995 and has been a portfolio manager since 1996.

Andrew Alford, Ph.D. Managing Director	Senior Portfolio Manager— Structured International Equity Flex	Since 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent D. Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Len Ioffe, CFA, is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of global and non-US long-only portfolios. Andrew Alford, Ph.D., is a Managing Director and Senior Portfolio Manager on the QIS team with a specific focus on the Flex strategy. Mr. Alford has responsibility for the Structured International Equity Flex Fund’s day-to-day operations.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Quantitative Investment Strategies Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of the Class R and Class IR Shares Prospectus for the Goldman Sachs

Structured International Equity Fund and the Goldman Sachs Structured International Equity Flex Fund:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured International Equity Structured International Equity Flex	Since 2009 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured International Equity Structured International Equity Flex	Since 2009 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Len Ioffe Managing Director	Senior Portfolio Manager— Structured International Equity	Since 1997	Mr. Ioffe joined the Investment Adviser as an associate in 1995 and has been a portfolio manager since 1996.

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Andrew Alford, Ph.D. Managing Director	Senior Portfolio Manager— Structured International Equity Flex	Since 2007	Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent D. Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Len Ioffe, CFA, is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of global and non-US long-only portfolios. Andrew Alford, Ph.D., is a Managing Director and Senior Portfolio Manager on the QIS team with a specific focus on the Flex strategy. Mr. Alford has responsibility for the Structured International Equity Flex Fund’s day-to-day operations.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

The following replaces the “Quantitative Investment Strategies Portfolio Management Team” section in its entirety in the “Service Providers—Fund Managers” section of the Service Shares Prospectus for the Goldman Sachs Structured International Equity Fund:

The Quantitative Investment Strategies (“QIS”) team manages exposure to stock, bond, currency and commodities markets. The team develops sophisticated quantitative models and processes to generate potential alpha by forecasting returns and managing exposure to a wide variety of risks. These proprietary models, which are continually refined, are developed in a highly academic, innovative team environment. The QIS Group’s proprietary research on these models is dynamic and ongoing, with new strategies continually under development.

Quantitative Investment Strategies Group

•	The QIS team consists of over 120 professionals, including more than 15 Ph.D.s, with extensive academic and practitioner experience

•	Disciplined, quantitative models are used to determine the relative attractiveness of the world’s stock, bond and currency markets

•	Theory and economic intuition guide the investment process

Years
		Primarily	Five Year
Name and Title	Fund Responsibility	Responsible	Employment History

Katinka Domotorffy, CFA Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer	Senior Portfolio Manager— Structured International Equity	Since 2009	Ms. Domotorffy joined the Investment Adviser as a member of the Quantitative Strategies team in 1998. She is the Head and Chief Investment Officer of Quantitative Investment Strategies team.

Kent Daniel, Ph.D. Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team-Equity Co-Head of Research	Senior Portfolio Manager— Structured International Equity	Since 2009	Mr. Daniel joined the Investment Adviser in December 2004, became Director of the Equity Research Group in August 2005, and assumed the role of Co-Head of the Quantitative Investment Strategies research effort in 2007, focusing on equity models. Mr. Daniel is currently the Co-Chief Investment Officer of the Quantitative Investment Strategies team and Co-Head of Equity Research. Prior to joining the Investment Adviser, Mr. Daniel was the John and Helen Kellogg Distinguished Professor of Finance at the Kellogg School of Management at Northwestern University.

Len Ioffe Managing Director	Senior Portfolio Manager— Structured International Equity	Since 1997	Mr. Ioffe joined the Investment Adviser as an associate in 1995 and has been a portfolio manager since 1996.

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Kent D. Daniel, Ph.D., is a Managing Director and serves as the Co-Chief Investment Officer and Co-Head of Equity Research for the QIS team. Len Ioffe, CFA, is a Managing Director and Senior Portfolio Manager on the QIS team, where he is responsible for portfolio management of global and non-US long-only portfolios.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

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STINTMGRSTK 12-09